INCOME TAXES - Components of the Company's deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets
Depreciation	$ 707	$ 69
Lease liability	2,247	5,062
Capitalized research and development costs	8,670	9,445
Stock compensation	3,065	1,549
Other	2	48
Net operating losses	46,467	31,292
Research and development credits	5,063	5,063
Gross Deferred Tax Assets	66,221	52,528
Valuation allowance	(64,142)	(48,312)
Deferred tax assets, net	2,079	4,216
Deferred Tax Liabilities
Deferred Tax Liabilities, Leasing Arrangements	1,994	4,089
Unrealized exchange gain	(85)	(127)
Deferred tax liabilities, net	$ (2,079)	$ (4,216)